Stock-based Compensation	12 Months Ended
Dec. 31, 2024
Stock-based Compensation
Stock-based Compensation

10.  Stock-based Compensation

The fair value of stock options as part of employee incentive plans is estimated at the date of grant of the purchase rights using the Black-Sholes option-pricing model. The model requires the input of highly subjective assumptions such as the expected stock price volatility and the expected term.

According to the resolutions at the general meetings of shareholders held in December 2015, as Fifth Series of Stock Subscription Rights, stock options to purchase 285,500 shares of common stock were granted to the Company’s employees on December 21, 2015. The exercise term of stock options is 8 years commencing from December 22, 2017 and they must be employed by the Company at the time of exercise to exercise their rights. The stock option’s fair value as of grant date was ¥2.96 per share. The exercise price of the stock option is ¥400 per share.

According to the resolutions at the general meetings of shareholders held in December 2016, as Seventh Series of Stock Subscription Rights, stock options to purchase 174,000 shares of common stock were granted to the Company’s director and the Company’s employees on December 21, 2016. The exercise term of stock options is 8 years commencing from December 22, 2018 and they must be employed by the Company at the time of exercise to exercise their rights. The stock option’s fair value as of grant date was ¥0.82 per share. The exercise price of the stock option is ¥2,000 per share.

According to the resolutions at the extraordinary general meetings of shareholders held in August 2020, as Eighth Series of Stock Subscription Rights, stock options to purchase 150,000 shares of common stock were granted to the Company’s director on October 2, 2020. The amount to be paid in for the stock option was ¥1.00 per share. The exercise term of stock options is 5 years commencing from October 1, 2021 and they must be employed by the Company at the time of exercise to exercise their rights. The stock option’s fair value as of grant date was ¥104.64 per share. The exercise price of the stock option is ¥2,000 per share.

According to the resolutions at the extraordinary general meetings of shareholders held in August 2020, as Ninth Series of Stock Subscription Rights, stock options to purchase 300,000 shares of common stock were granted to the Company’s director, the Company’s corporate auditor, the Company’s employees and outside service providers on October 2, 2020. The amount to be paid in for the stock option was ¥22.00 per share. The exercise term of stock options is 3 years commencing from October 1, 2021 and they must be employed by the Company at the time of exercise to exercise their rights (however, this shall not apply to outside service providers). In addition, the exercise can take place only when the Company achieves an annual consolidated revenue target of ¥3,908,264 thousand under U.S. GAAP in any of our 2020, 2021 or 2022 fiscal years. The stock option’s fair value as of grant date was ¥637.02 per share. The exercise price of the stock option is ¥128 per share.

On December 11, 2024, the Company completed a follow-on offering, and as part of the completion of the offering, the Company granted tenth series Stock Options to its underwriter. These stock options entitle the holder to acquire 143,000 shares of common stock.The amount to be paid in for the stock option was $100 in aggregate. The exercise term of stock options is from June 7, 2025 to December 9, 2029. The stock option’s fair value as of grant date was ¥218 per share. The exercise price of the stock option is $2.1875 per share.

The Company did not grant any stock options during 2023 and 2022.

A summary of the activity of the Company’s employee stock option plans as of and for the years ended December 31, 2024, 2023 and 2022 is presented below:

		Yen	Years	Thousands of Yen
	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
Outstanding at December 31, 2022	593,250	865	2.7	150,696
Exercisable at December 31, 2022	593,250	¥865	2.7	¥150,696
Reinstated	3,200	128
Forfeited/Expired	(6,950)	402
Outstanding at December 31, 2023	589,500	867	1.5	228,719
Exercisable at December 31, 2023	589,500	¥867	1.5	¥228,719
Granted	143,000	344
Exercised	(159,450)	134
Forfeited/Expired	(137,050)	137
Outstanding at December 31, 2024	436,000	1,193	1.1	68,109
Exercisable at December 31, 2024	436,000	1,193	1.1	68,109

On August 29, 2023, the board of directors approved a resolution to waive the forfeiture related to the Fifth Series, Seventh Series, and Ninth Series of Stock Subscription Rights. This resolution retrospectively applies to the employees who resigned after December 31, 2022 for the stock options related to Fifth Series and Seventh Series of Stock Subscription Rights and resigned after April 30, 2022 for the stock options related to Ninth Series of Stock Subscription Rights. The board of directors passed the resolution due to the delay in filing the Form 20-F for the year-ended December 31, 2021, which resulted in forfeiting the employees’ opportunity to exercise their options. Considering the fact that the employees paid cash consideration in exchange of the stock options, the Company relieved the stock option forfeiture for the certain employees. The Company retrieved 3,200 forfeited stock options during the year-ended December 31, 2023 due to this resolution.

For the year ended December 31, 2024, 2023 and 2022, there was no compensation cost recognized for stock options as all stock options previously granted have been fully vested. As of December 31, 2024, there was no unrecognized compensation cost.